Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less than one year [Member]
Statement Line Items [Line Items]
IIA liability	$ 49
Trade payables and other payables	1,054
Non-derivative financial liabilities	1,103
Between one to two years [Member]
Statement Line Items [Line Items]
IIA liability	82	92
Trade payables and other payables		1,055
Non-derivative financial liabilities	$ 82	$ 1,147